PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2026
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

The amount of prepaid expenses and other current assets consist of the following:

	June 30,	December 31,
	2026	2025
	(Unaudited)
Value added tax credit	$164,285	$128,816
Other receivable	—	286
Security deposits	25,786	26,375
Prepaid income tax	695	—
Prepaid operating expenses	43,574	12,135
Total	$234,340	$167,612

The Group did not accrue any expected credit loss allowance as of June 30, 2026 and December 31, 2025.